Standby Equity Purchase Agreement (Details) - USD ($)	Jun. 02, 2026	Jun. 30, 2026	Dec. 31, 2025
Standby Equity Purchase Agreement (Details) [Line Items]
SEPA liability		$ 145,174	$ 0
Standby Equity P urchase Agreement [Member]
Standby Equity Purchase Agreement (Details) [Line Items]
Sale of stock, maximum commitment amount	$ 10,000,000
Sale of stock, commitment period	36 months
Percentage of beneficial ownership cap	4.99%
Percentage of lowest daily volume weighted average price	97.00%
Fair value of SEPA liability	$ 145,174
Gain (loss) on issuance of SEPA	$ 145,174